Reserves (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Reserves
(in thousands)	Note	June 30 2018	December 31 2017
Reserves
Share purchase warrants	20.1	$83,077	$83,077
Share purchase options	20.2	29,836	28,799
Restricted share units	20.3	5,109	5,177
Long-term investment revaluation reserve, net of tax	20.4	(30,203)	(40,047)

Total reserves		$87,819	$77,006

Summary of Share Purchase Warrants

The Company’s share purchase warrants (“warrants”) are presented below:

	Number of Warrants	Weighted Average Exercise Price	Exchange Ratio	Share Purchase Warrants Reserve
Warrants outstanding	10,000,000	$43.75	1.00	$83,077

Summary of Fair Value of Share Purchase Options
The weighted average fair value of share purchase options granted and principal assumptions used in applying the Black-Scholes option pricing model are as follows:

	Three Months Ended June 30				Six Months Ended June 30
	2018		2017		2018		2017
Black-Scholes weighted average assumptions
Grant date share price and exercise price	Cdn$	27.96	Cdn$	27.60	Cdn$	26.25	Cdn$	27.51
Expected dividend yield		1.65%		1.21%		1.73%		1.14%
Expected volatility		35%		35%		35%		36%
Risk-free interest rate		2.37%		0.73%		1.91%		0.92%
Expected option life, in years		2.5		2.5		2.5		2.5
Weighted average fair value per option granted	Cdn$	6.00	Cdn$	5.68	Cdn$	5.49	Cdn$	5.87
Number of options issued during the period		3,880		1,820		549,210		486,920
Total fair value of options issued (000’s)		$18		$8		$2,347		$2,143

Disclosure of Share Purchase Options Reserve

A continuity schedule of the Company’s share purchase options reserve from January 1, 2017 to June 30, 2018 is presented below:

(in thousands)	Share Purchase Options Reserve
At January 1, 2017	$26,063
Recognition of fair value of share purchase options issued	982
Share purchase options exercised	(192)

At March 31, 2017	$26,853
Recognition of fair value of share purchase options issued	680
Share purchase options exercised	(44)

At June 30, 2017	$27,489
Recognition of fair value of share purchase options issued	1,375
Share purchase options exercised	(65)

At December 31, 2017	$28,799
Recognition of fair value of share purchase options issued	651

At March 31, 2018	$29,450
Recognition of fair value of share purchase options issued	584
Share purchase options exercised	(198)

At June 30, 2018	$29,836

Disclosure of Outstanding Share Purchase Options

A continuity schedule of the Company’s outstanding share purchase options from January 1, 2017 to June 30, 2018 is presented below:

	Number of Options Outstanding	Weighted Average Exercise Price
At January 1, 2017	4,097,400	Cdn$	27.36
Granted (fair value - $2 million or Cdn$5.87 per option)	485,100		27.51
Exercised	(40,050)		25.65
Expired	(35,000)		32.40

At March 31, 2017	4,507,450	Cdn$	27.32
Granted (fair value - Cdn$5.68 per option)	1,820		27.60
Exercised	(13,000)		23.61
Expired	(241,400)		34.81

At June 30, 2017	4,254,870	Cdn$	26.89
Granted (fair value - Cdn$5.53 per option)	21,440		24.11
Exercised	(17,550)		23.87
Expired	(20,000)		36.90
Forfeited	(6,500)		27.51

At December 31, 2017	4,232,260	Cdn$	26.71
Granted (fair value - $2 million or Cdn$5.49 per option)	545,330		26.24
Expired	(829,000)		32.75

At March 31, 2018	3,948,590	Cdn$	25.50
Granted (fair value - Cdn$5.83 per option)	3,880		27.96
Exercised	(46,800)		24.28
Expired	(15,000)		30.19
Forfeited	(2,820)		26.98

At June 30, 2018	3,887,850	Cdn$	25.58

Disclosure of Restricted Share Units Reserve

A continuity schedule of the Company’s restricted share units reserve from January 1, 2017 to June 30, 2018 is presented below:

(in thousands)	Restricted Share Units Reserve
At January 1, 2017	$3,669
Recognition of fair value of RSUs issued	214
Restricted share units released	(483)

At March 31, 2017	$3,400
Recognition of fair value of RSUs issued	593

At June 30, 2017	$3,993
Recognition of fair value of RSUs issued	1,207
Restricted share units released	(22)

At December 31, 2017	$5,178
Recognition of fair value of RSUs issued	598
Restricted share units released	(1,473)

At March 31, 2018	$4,303
Recognition of fair value of RSUs issued	810
Restricted share units released	(4)

At June 30, 2018	$5,109

Disclosure of Long Term Investment Revaluation Reserve

A continuity schedule of the Company’s long-term investment revaluation reserve from January 1, 2017 to June 30, 2018 is presented below:

(in thousands)	Change in Fair Value	Deferred Tax Recovery (Expense)	Total
At January 1, 2017	$(56,662)	$(846)	$(57,508)
Unrealized gain (loss) on LTIs [1]	3,563	265	3,828

At March 31, 2017	$(53,099)	$(581)	$(53,680)
Unrealized gain (loss) on LTIs [1]	7,475	(722)	6,753

At June 30, 2017	$(45,624)	$(1,303)	$(46,927)
Unrealized gain (loss) on LTIs [1]	7,513	(633)	6,880

At December 31, 2017	$(38,111)	$(1,936)	$(40,047)
Unrealized gain (loss) on LTIs [1]	(3,128)	(458)	(3,586)

At March 31, 2018	$(41,239)	$(2,394)	$(43,633)
Unrealized gain (loss) on LTIs [1]	16,663	(3,233)	13,430

At June 30, 2018	$(24,576)	$(5,627)	$(30,203)

1)	LTIs refers to long-term investments in common shares held.